Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129668
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRWX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Investor Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2030 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,480	9,394	9,468
2015	9,684	9,895	9,755
2016	9,189	9,142	9,216
2016	9,824	10,022	9,881
2016	10,194	10,468	10,226
2016	10,124	10,717	10,208
2017	10,675	11,546	10,768
2017	11,104	11,795	11,109
2017	11,414	12,150	11,378
2017	11,833	13,104	11,940
2018	11,963	13,419	12,056
2018	11,963	13,572	12,132
2018	12,218	14,610	12,503
2018	11,747	13,828	11,956
2019	12,142	14,096	12,271
2019	12,182	13,911	12,208
2019	12,709	14,801	12,713
2019	13,167	15,970	13,351
2020	12,909	15,069	12,864
2020	12,899	15,505	12,905
2020	14,191	17,975	14,109
2020	14,895	19,008	14,796
2021	15,685	20,393	15,487
2021	16,517	22,314	16,420
2021	17,040	23,914	16,927
2021	16,784	24,014	16,719
2022	16,204	22,900	16,260
2022	15,307	21,492	15,440
2022	14,708	20,738	14,841
2022	14,952	21,420	15,163
2023	14,930	21,051	15,258
2023	15,201	21,929	15,532
2023	15,769	23,798	16,119
2023	15,911	24,121	16,255
2024	16,966	27,072	17,333
2024	17,408	27,978	17,743
2024	18,194	30,020	18,707
2024	18,611	32,439	19,080
2025	18,633	31,819	19,135
2025	18,787	31,648	19,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2030 Fund (Investor Class)	7.92%	7.81%	6.51%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	6.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 589,834,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,481,000
InvestmentCompanyPortfolioTurnover	26.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$589,834 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	36.9%
Domestic Bond Funds	32.8
International Equity Funds	14.7
International Bond Funds	11.2
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.6%
T. Rowe Price New Income Fund	12.5
T. Rowe Price Value Fund	8.0
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price U.S. Large-Cap Core Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Overseas Stock Fund	3.9
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129669
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Advisor Class
Trading Symbol	PAKRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Advisor Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2030 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,470	9,394	9,468
2015	9,666	9,895	9,755
2016	9,170	9,142	9,216
2016	9,797	10,022	9,881
2016	10,159	10,468	10,226
2016	10,079	10,717	10,208
2017	10,630	11,546	10,768
2017	11,049	11,795	11,109
2017	11,349	12,150	11,378
2017	11,750	13,104	11,940
2018	11,879	13,419	12,056
2018	11,870	13,572	12,132
2018	12,114	14,610	12,503
2018	11,645	13,828	11,956
2019	12,026	14,096	12,271
2019	12,065	13,911	12,208
2019	12,569	14,801	12,713
2019	13,024	15,970	13,351
2020	12,759	15,069	12,864
2020	12,738	15,505	12,905
2020	14,008	17,975	14,109
2020	14,684	19,008	14,796
2021	15,455	20,393	15,487
2021	16,267	22,314	16,420
2021	16,774	23,914	16,927
2021	16,520	24,014	16,719
2022	15,931	22,900	16,260
2022	15,035	21,492	15,440
2022	14,434	20,738	14,841
2022	14,663	21,420	15,163
2023	14,638	21,051	15,258
2023	14,894	21,929	15,532
2023	15,439	23,798	16,119
2023	15,578	24,121	16,255
2024	16,588	27,072	17,333
2024	17,009	27,978	17,743
2024	17,778	30,020	18,707
2024	18,162	32,439	19,080
2025	18,190	31,819	19,135
2025	18,327	31,648	19,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2030 Fund (Advisor Class)	7.75%	7.55%	6.25%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	6.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 589,834,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,481,000
InvestmentCompanyPortfolioTurnover	26.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$589,834 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	36.9%
Domestic Bond Funds	32.8
International Equity Funds	14.7
International Bond Funds	11.2
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.6%
T. Rowe Price New Income Fund	12.5
T. Rowe Price Value Fund	8.0
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price U.S. Large-Cap Core Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Overseas Stock Fund	3.9
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169045
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	I Class
Trading Symbol	TWRRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - I Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2030 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	498,565	496,422	498,033
5/31/16	533,014	544,231	533,942
8/31/16	553,110	568,440	552,618
11/30/16	549,761	581,943	551,609
2/28/17	579,693	626,947	581,924
5/31/17	603,455	640,512	600,304
8/31/17	620,286	659,747	614,840
11/30/17	643,058	711,555	645,256
2/28/18	650,639	728,662	651,520
5/31/18	650,639	736,982	655,607
8/31/18	664,984	793,335	675,642
11/30/18	639,881	750,879	646,083
2/28/19	661,511	765,454	663,123
5/31/19	664,222	755,379	659,711
8/31/19	692,960	803,727	687,007
11/30/19	717,902	867,195	721,504
2/29/20	704,367	818,289	695,170
5/31/20	703,803	841,972	697,381
8/31/20	774,860	976,058	762,418
11/30/20	813,208	1,032,167	799,543
2/28/21	856,867	1,107,368	836,935
5/31/21	902,854	1,211,696	887,349
8/31/21	931,378	1,298,577	914,712
11/30/21	918,571	1,304,032	903,489
2/28/22	886,928	1,243,505	878,659
5/31/22	837,822	1,167,058	834,354
8/31/22	805,692	1,126,100	802,014
11/30/22	819,029	1,163,163	819,399
2/28/23	818,305	1,143,118	824,524
5/31/23	833,218	1,190,804	839,355
8/31/23	864,991	1,292,283	871,064
11/30/23	873,420	1,309,822	878,401
2/29/24	931,371	1,470,073	936,646
5/31/24	956,343	1,519,264	958,849
8/31/24	1,000,211	1,630,142	1,010,917
11/30/24	1,023,158	1,761,518	1,031,077
2/28/25	1,024,883	1,727,827	1,034,023
5/31/25	1,034,097	1,718,566	1,050,082

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2030 Fund (I Class)	8.13%	8.00%	8.17%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2030 Index (Strategy Benchmark)	9.51	8.53	8.35

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 589,834,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,481,000
InvestmentCompanyPortfolioTurnover	26.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$589,834 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	36.9%
Domestic Bond Funds	32.8
International Equity Funds	14.7
International Bond Funds	11.2
Short-Term and Other	4.4

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.6%
T. Rowe Price New Income Fund	12.5
T. Rowe Price Value Fund	8.0
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price U.S. Large-Cap Core Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Overseas Stock Fund	3.9
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless